ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS MONEY TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

December 21, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Active Assets Government Securities Trust
File Nos. 2-71558; 811-03165
Active Assets Money Trust
File Nos. 2-71560; 811-03159

Ladies and Gentlemen:

On behalf of Active Assets Government Securities Trust and Active Assets Money Trust (“Registrants”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrants. These exhibits contain the risk/return summary information in the prospectus for each Registrant dated October 31, 2012. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated December 13, 2012 for the Registrants.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan, Jr.
Edward Meehan, Jr.
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.